RELATED PARTIES (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Income
Interest income	$ 18,741,833	$ 6,280.7	$ 17,546,970	$ 14,075,598
Fee income and commissions	5,202,125	1,743.3	4,879,187	4,284,233
Other income	1,908,768	639.7	2,605,401	2,389,296
Expenses
Fee expenses and commissions	623,114	208.8	619,528	621,946
Other expenses	8,828,836	$ 2,958.7	8,519,773	7,609,115
Sarmiento Angulo and relatives [Member]
Income
Interest income	164		28	84
Fee income and commissions	5		4	3
Leases	0		0	0
Other income	4		440	2
Expenses
Financial expenses	243		84	163
Fee expenses and commissions	4		333	2
Operating expenses	0		0	0
Other expenses	0		11	5
Entities controlled by individuals [Member]
Income
Interest income	123,671		64,299	23,506
Fee income and commissions	57,180		33,659	26,775
Leases	301		290	262
Other income	6,391		2,957	2,423
Expenses
Financial expenses	30,431		19,064	18,001
Fee expenses and commissions	3,276		2,674	1,227
Operating expenses	1,892		2,060	1,963
Other expenses	34,400		15,159	27,916
Key management personnel of entity or parent [member]
Income
Interest income	757		321	379
Fee income and commissions	48		28	28
Leases	0		0	0
Other income	59		0	80
Expenses
Financial expenses	1,197		656	209
Fee expenses and commissions	1,510		931	1,327
Operating expenses	9,706		5,588	8,288
Other expenses	1,635		1,390	154
Associates [member]
Income
Interest income	155,690		81,646	66,562
Fee income and commissions	26,249		12,717	6,471
Leases	321		66	278
Other income	236,871		171,405	190,571
Expenses
Financial expenses	129,335		88,800	324
Fee expenses and commissions	24,039		15,451	13,597
Operating expenses	3,572		75	114
Other expenses	32,691		193,762	71,759
Entities with joint control or significant influence over entity [member]
Income
Interest income	543		789	1,122
Fee income and commissions	0		0	0
Leases	0		30	19
Other income	0		9,915	5,786
Expenses
Financial expenses	6		0	0
Fee expenses and commissions	1		143	8
Operating expenses	113		1	0
Other expenses	$ 0		$ 811	$ 60

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.